FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2025 USD ($)	Sep. 30, 2025 MXN ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Long-term investments	$ 3,579			$ 1,247
Amounts receivable	4,802			3,350
Accounts payable and accrued liabilities	$ 12,768			$ 10,292
MXN [Member]
Statement [Line Items]
Cash		$ 18,295			$ 13,989
Due from related parties		5,678			2,287
Long-term investments		0			0
Reclamation bonds		0			0
Amounts receivable		23,083			3,599
Accounts payable and accrued liabilities		(67,882)			(65,989)
Due to related parties		0			0
Finance lease obligations		(5,000)			(2,031)
Net exposure		(25,826)			(48,145)
US dollar equivalent		$ (1,408)			$ (2,349)
CDN [Member]
Statement [Line Items]
Cash			$ 475			$ 396
Due from related parties			0			0
Long-term investments			4,983			1,742
Reclamation bonds			6			6
Amounts receivable			26			24
Accounts payable and accrued liabilities			(458)			(46)
Due to related parties			(238)			(136)
Finance lease obligations			0			(549)
Net exposure			4,794			1,437
US dollar equivalent			$ 3,443			$ 998